UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM 24F-2
                      Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.


1.   Name and address of issuer:

     Royce Capital Fund
     1414 Avenue of the Americas
     New York, NY  10019

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):/X/


3.   Investment Company Act File Number:   811-07537

     Securities Act File Number:  333-1073


4(a). Last day of fiscal year for which this Form is filed:  December 31, 1999

4(b). /   /  Check box if this Form is being filed late (i.e. more than
      90 days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). /   /  Check box if this is the last time the  issuer  will  be filing this Form.


5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):		    $5,409,307
								    ----------
     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:           $1,705,089
  						        ----------
    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees payable
          to the Commission:                            $     -
  						        ----------

     (iv) Total available redemption credits
	  [add Items 5(ii) and 5(iii):				    $1,705,089
								    ----------

     (v)  Net sales -- if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:			    $3,704,218
								    ----------

     (vi) Redemption credits available for use          $(	)
          in future years -- if Item 5(i) is less       -----------
	  than Item 5(iv) [subtract Item
          5(iv) from Item 5(i):

    (vii) Multiplier for determining registration fee (See
          Instruction C.9):                                         x  .000264
								    ----------

   (viii) Registration fee due [multiply Item 5(v) by Item	  = $   977.91
          5(vii)] (enter "0" if no fee is due):			    ==========

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares
     or other units) deducted here:                   .  If there is a number
     of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then
     state that number here:                         .


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                       		 + $
								    ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:

                                                       	         = $    977.91
								    ==========

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 3/16/2000

          Method of Delivery:

                    / X /     Wire Transfer
                    /    /    Mail or other means


                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*   /s/ John E. Denneen

                     		John E. Denneen, Secretary

     Date March 16, 2000

*Please print the name and title of the signing officer below the signature.